UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
           --------------------------------------------------
Address:   280 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Guido Mosca                New York, NY           5/11/2006
       ------------------------   --------------------------  ---------------
              [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             15
                                               -------------

Form 13F Information Table Value Total:           121,658
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105       223      6,500  SH         SOLE                6,500      0       0
ANGLO AMERN PLC                ADR              03485P102       219     11,200  SH         SOLE               11,200      0       0
CEMEX S A                      SPON ADR 5 ORD   151290889    22,195    340,000  SH         SOLE              340,000      0       0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    10,094    208,000  SH         SOLE              208,000      0       0
EMBRATEL PARTICIPACOES S A     SP ADR PFD NEW   29081N209     1,219    110,200  SH         SOLE              110,200      0       0
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202     6,429    192,600  SH         SOLE              192,600      0       0
MICRON TECHNOLOGY INC          COM              595112103    20,409  1,386,500  SH         SOLE            1,386,500      0       0
SASOL LTD                      SPONSORED ADR    803866300     9,378    247,900  SH         SOLE              247,900      0       0
MECHEL OAO                     SPONSORED ADR    583840103     2,192     85,300  SH         SOLE               85,300      0       0
STEEL DYNAMICS INC             COM              858119100     3,687     65,000  SH         SOLE               65,000      0       0
TELECOM ARGENTINA S A          SPON ADR REP B   879273209     2,692    198,805  SH         SOLE              198,805      0       0
TENARIS S A                    SPONSORED ADR    88031M109    31,983    177,025  SH         SOLE              177,025      0       0
TERNIUM SA                     SPON ADR         880890108     5,282    186,300  SH         SOLE              186,300      0       0
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107       407      5,500  SH         SOLE                5,500      0       0
UNITED STATES STL CORP NEW     COM              912909108     5,249     86,500  SH         SOLE               86,500      0       0
